Financial Statement Schedule I Condensed Financial Information of Parent Company Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Sales and marketing expenses	¥ (79,129)	$ (11,473)	¥ (1,412,873)	¥ (1,097,932)
Research and development expenses	(235,846)	(34,194)	(800,163)	(614,770)
General and administrative expenses	(221,029)	(32,046)	(445,440)	(420,114)
Total operating expenses	(536,004)	(77,713)	(2,779,770)	(2,132,816)
Loss from operations	(211,148)	(30,613)	(1,473,486)	(1,334,116)
Interest income	11,352	1,646	24,573	8,422
Foreign currency exchange (loss) gain	159	23	2,326	(15,557)
Loss before provision for income tax	(177,872)	(25,788)	(1,441,913)	(1,339,908)
Income tax expenses	0		0	0
Net loss	(177,872)	(25,788)	(1,441,913)	(1,339,908)
Accretion of convertible redeemable preferred shares				(2,837,991)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	(177,872)	(25,788)	(1,441,913)	(4,177,899)
Parent Company
Sales and marketing expenses	(17,305)	(2,509)	(25,776)	(35,077)
Research and development expenses	(28,646)	(4,153)	(60,002)	(68,688)
General and administrative expenses	(103,120)	(14,951)	(118,816)	(257,873)
Total operating expenses	(149,071)	(21,613)	(204,594)	(361,638)
Loss from operations	(149,071)	(21,613)	(204,594)	(361,638)
Interest income	5,580	809	3,991	1,045
Foreign currency exchange (loss) gain	(5)	(1)	11	1,699
Loss before provision for income tax	(143,496)	(20,805)	(200,592)	(358,894)
Loss from investment in subsidiaries	(34,376)	(4,983)	(1,241,321)	(981,014)
Net loss	(177,872)	(25,788)	(1,441,913)	(1,339,908)
Accretion of convertible redeemable preferred shares				(2,837,991)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	¥ (177,872)	$ (25,788)	¥ (1,441,913)	¥ (4,177,899)